UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
2/28/14 (Unaudited)

COMMON STOCKS (94.1%)(a)
			Shares	Value

Advertising and marketing services (—%)

Conversant, Inc.(NON)			222	$5,519

				5,519
Aerospace and defense (2.1%)

Airbus Group NV (France)			504	37,142

Alliant Techsystems, Inc.			75	10,109

Astronics Corp.(NON)			82	5,486

Embraer SA ADR (Brazil)			225	8,078

Exelis, Inc.			1,443	29,480

HEICO Corp.			73	4,540

IHI Corp. (Japan)			4,000	18,365

Northrop Grumman Corp.			1,499	181,423

Raytheon Co.			2,176	213,051

Safran SA (France)			223	15,701

Zodiac Aerospace (France)			435	15,362

				538,737
Agriculture (1.0%)

Archer Daniels-Midland Co.			6,129	248,836

S&W Seed Co.(NON)			366	2,317

				251,153
Airlines (1.7%)

Aeroflot - Russian Airlines OJSC (Russia)(NON)			3,319	6,576

Alaska Air Group, Inc.			523	45,313

Delta Air Lines, Inc.			5,735	190,458

Hawaiian Holdings, Inc.(NON)			534	6,429

International Consolidated Airlines Group SA (Spain)(NON)			4,116	30,065

Japan Airlines Co., Ltd. (Japan)			300	14,943

Republic Airways Holdings, Inc.(NON)			401	3,842

SkyWest, Inc.			259	3,289

Southwest Airlines Co.			4,922	110,450

Spirit Airlines, Inc.(NON)			275	15,532

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)			1,376	4,096

				430,993
Automotive (0.8%)

Bayerische Motoren Werke (BMW) AG (Germany)			191	22,198

China ZhengTong Auto Services Holdings, Ltd. (China)(NON)			11,500	6,447

Denso Corp. (Japan)			300	16,149

Fuji Heavy Industries, Ltd. (Japan)			1,400	37,996

Hino Motors, Ltd. (Japan)			2,000	29,624

Hyundai Motor Co. (South Korea)			91	20,929

Kolao Holdings (South Korea)			220	5,279

Navistar International Corp.(NON)			65	2,438

Renault SA (France)			210	20,931

Suzuki Motor Corp. (Japan)			600	16,149

Tata Motors, Ltd. (India)			1,133	7,751

Toyota Motor Corp. (Japan)			500	28,759

				214,650
Banking (7.3%)

Access National Corp.			153	2,578

Associated Banc-Corp.			3,180	53,073

Australia & New Zealand Banking Group, Ltd. (Australia)			648	18,627

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			1,639	20,350

Banco Latinoamericano de Exportaciones SA Class E (Panama)			347	8,845

Banco Santander SA (Spain)			3,111	28,195

Bancolombia SA ADR (Colombia)			159	8,030

Bank Mandiri (Persero) Tbk PT (Indonesia)			14,300	11,253

Bank of Kentucky Financial Corp.			94	3,298

Bank of Yokohama, Ltd. (The) (Japan)			3,000	15,173

Barclays PLC (United Kingdom)			2,244	9,473

BNP Paribas SA (France)			320	26,262

BofI Holding, Inc.(NON)			140	13,034

Cardinal Financial Corp.			289	4,982

China Construction Bank Corp. (China)			21,000	14,386

Citizens & Northern Corp.			182	3,625

City National Corp.			790	59,115

Commonwealth Bank of Australia (Australia)			865	57,751

Credicorp, Ltd. (Peru)			115	14,939

Credit Agricole SA (France)(NON)			2,084	33,138

Credit Suisse Group AG (Switzerland)			421	13,259

DBS Group Holdings, Ltd. (Singapore)			1,000	13,012

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			4,841	8,106

East West Bancorp, Inc.			238	8,494

Erste Group Bank AG (Czech Republic)			232	8,233

Financial Institutions, Inc.			192	4,232

First Community Bancshares Inc.			187	3,132

First Gulf Bank PJSC (United Arab Emirates)			823	4,997

First Niagara Financial Group, Inc.			5,940	53,876

FirstMerit Corp.			229	4,754

Flushing Financial Corp.			203	4,206

Grupo Financiero Banorte SAB de CV (Mexico)			3,084	19,966

Hang Seng Bank, Ltd. (Hong Kong)			1,300	21,091

Hanmi Financial Corp.			389	9,114

Heartland Financial USA, Inc.			126	3,389

Heritage Financial Group, Inc.			182	3,398

HSBC Holdings PLC (United Kingdom)			5,224	55,085

Itau Unibanco Holding SA ADR (Preference) (Brazil)			557	7,419

Jammu & Kashmir Bank, Ltd. (India)			429	9,240

Joyo Bank, Ltd. (The) (Japan)			3,000	14,346

JPMorgan Chase & Co.			7,801	443,252

KeyCorp			4,124	54,313

Lloyds Banking Group PLC (United Kingdom)(NON)			38,446	53,133

MainSource Financial Group, Inc.			286	4,939

Metropolitan Bank & Trust Co. (Philippines)			3,740	6,875

National Australia Bank, Ltd. (Australia)			695	21,590

OFG Bancorp (Puerto Rico)			182	2,912

Pacific Premier Bancorp, Inc.(NON)			192	3,053

PacWest Bancorp			164	7,118

Peoples Bancorp, Inc.			181	4,429

Philippine National Bank (Philippines)(NON)			5,002	9,713

PNC Financial Services Group, Inc.			3,046	249,101

Popular, Inc. (Puerto Rico)(NON)			153	4,374

Powszechna Kasa Oszczednosci Bank Polski SA (Poland)			700	10,254

Qatar National Bank SAQ (Qatar)(NON)			114	6,105

Republic Bancorp, Inc. Class A			116	2,794

Resona Holdings, Inc. (Japan)			6,100	31,846

Sberbank of Russia ADR (Russia)			1,655	17,063

Skandinaviska Enskilda Banken AB (Sweden)			1,685	23,692

State Street Corp.			2,695	176,981

Sumitomo Mitsui Financial Group, Inc. (Japan)			400	17,907

Swedbank AB Class A (Sweden)			841	23,741

Wells Fargo & Co.			531	24,649

Westpac Banking Corp. (Australia)			781	23,391

				1,898,701
Basic materials (0.1%)

Sumitomo Metal Mining Co., Ltd. (Japan)			1,000	13,105

U.S. Silica Holdings, Inc.			293	9,610

				22,715
Beverage (0.5%)

AMBEV SA ADR (Brazil)			1,915	13,788

Anheuser-Busch InBev NV (Belgium)			245	25,683

Diageo PLC (United Kingdom)			585	18,402

Fomento Economico Mexicano SAB de CV ADR (Mexico)			48	4,110

Grape King Bio, Ltd. (Taiwan)			1,000	4,425

Heineken Holding NV (Netherlands)			310	20,053

Molson Coors Brewing Co. Class B			518	29,438

SABMiller PLC (United Kingdom)			294	14,410

				130,309
Biotechnology (0.7%)

Aegerion Pharmaceuticals, Inc.(NON)			70	3,833

Ariad Pharmaceuticals, Inc.(NON)			863	7,499

Auxilium Pharmaceuticals, Inc.(NON)			211	6,488

Celgene Corp.(NON)			703	113,006

Celldex Therapeutics, Inc.(NON)			59	1,724

Cubist Pharmaceuticals, Inc.(NON)			183	14,552

Intercept Pharmaceuticals, Inc.(NON)			11	4,516

InterMune, Inc.(NON)			165	4,957

Isis Pharmaceuticals, Inc.(NON)			67	3,417

Lexicon Pharmaceuticals, Inc.(NON)			566	1,013

Medicines Co. (The)(NON)			285	8,707

Merrimack Pharmaceuticals, Inc.(NON)			623	3,103

Nanosphere, Inc.(NON)			1,003	2,407

NewLink Genetics Corp.(NON)			54	2,387

NPS Pharmaceuticals, Inc.(NON)			144	5,037

Repligen Corp.(NON)			199	2,979

Retrophin, Inc.(NON)			171	3,022

Sequenom, Inc.(NON)			661	1,567

Sunesis Pharmaceuticals, Inc.(NON)			247	1,618

				191,832
Broadcasting (0.7%)

Global Mediacom Tbk PT (Indonesia)			36,000	6,787

ITV PLC (United Kingdom)			8,886	30,043

Liberty Media Corp. Class A(NON)			526	72,146

LIN Media, LLC Class A(NON)			220	5,016

Scripps Networks Interactive Class A			699	56,787

Sinclair Broadcast Group, Inc. Class A			395	11,700

Sun TV Network, Ltd. (India)			1,183	7,083

				189,562
Cable television (1.2%)

Comcast Corp. Class A			6,098	315,206

HSN, Inc.			49	2,810

				318,016
Capital goods (—%)

Stoneridge, Inc.(NON)			445	4,899

				4,899
Chemicals (3.1%)

Aceto Corp.			137	2,506

Axiall Corp.			44	1,781

BASF SE (Germany)			275	31,665

Cambrex Corp.(NON)			457	9,172

CF Industries Holdings, Inc.			258	64,732

Chemtura Corp.(NON)			516	12,771

Dow Chemical Co. (The)			5,186	252,610

EMS-Chemie Holding AG (Switzerland)			42	16,189

Innophos Holdings, Inc.			112	6,151

Innospec, Inc.			142	6,178

Johnson Matthey PLC (United Kingdom)			782	42,716

KCC Corp. (South Korea)			11	5,297

Koppers Holdings, Inc.			48	1,898

Kraton Performance Polymers, Inc.(NON)			141	3,911

Landec Corp.(NON)			349	3,556

LG Chemical, Ltd. (South Korea)			42	10,043

LG Hausys, Ltd. (South Korea)			35	5,624

LSB Industries, Inc.(NON)			240	7,846

LyondellBasell Industries NV Class A			1,722	151,674

Mexichem SAB de CV (Mexico)			1,670	5,428

Minerals Technologies, Inc.			54	2,889

OM Group, Inc.(NON)			127	4,013

PPG Industries, Inc.			595	117,703

PTT Global Chemical PCL (Thailand)			3,700	8,506

Syngenta AG (Switzerland)			60	21,831

Tronox, Ltd. Class A			115	2,724

Ultrapar Participacoes SA (Brazil)			249	5,538

W.R. Grace & Co.(NON)			26	2,635

Zep, Inc.			304	5,350

				812,937
Coal (—%)

Coal India, Ltd. (India)			1,335	5,237

				5,237
Commercial and consumer services (2.8%)

ADT Corp. (The)			1,566	48,092

Ascent Capital Group, Inc. Class A(NON)			24	1,762

Babcock International Group PLC (United Kingdom)			979	24,115

Bureau Veritas SA (France)			569	15,700

Compass Group PLC (United Kingdom)			1,222	19,327

Corporate Executive Board Co. (The)			48	3,589

Deluxe Corp.			263	13,276

Expedia, Inc.			736	57,798

Experian PLC (United Kingdom)			863	15,622

Global Cash Access Holdings, Inc.(NON)			395	3,318

Grana y Montero SA ADR (Peru)(NON)			217	4,116

Green Dot Corp. Class A(NON)			165	3,325

Hana Tour Service, Inc. (South Korea)			82	5,466

Harbinger Group, Inc.(NON)			836	9,489

LifeLock, Inc.(NON)			130	2,588

MAXIMUS, Inc.			64	3,059

McGraw Hill Financial, Inc.			2,032	161,869

Pitney Bowes, Inc.			1,754	44,639

priceline.com, Inc.(NON)			202	272,466

Randstad Holding NV (Netherlands)			118	7,434

Steiner Leisure, Ltd. (Bahamas)(NON)			215	9,507

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)			598	7,524

				734,081
Communications equipment (0.1%)

Plantronics, Inc.			42	1,864

RF Micro Devices, Inc.(NON)			1,600	11,328

				13,192
Computers (5.3%)

Actuate Corp.(NON)			985	5,595

Anixter International, Inc.			134	14,331

Apple, Inc.			859	452,040

Aspen Technology, Inc.(NON)			169	7,935

AVG Technologies NV (Netherlands)(NON)			171	3,203

Bottomline Technologies, Inc.(NON)			65	2,320

Brady Corp. Class A			108	2,889

Brocade Communications Systems, Inc.(NON)			7,957	76,148

Calix, Inc.(NON)			159	1,264

Commvault Systems, Inc.(NON)			68	4,684

Cornerstone OnDemand, Inc.(NON)			119	6,947

EMC Corp.			10,223	269,581

Fortinet, Inc.(NON)			4,810	111,352

HCL Technologies, Ltd. (India)			625	15,904

inContact, Inc.(NON)			266	2,399

Infoblox, Inc.(NON)			107	2,470

Lexmark International, Inc. Class A			98	4,130

MTS Systems Corp.			48	3,406

NetApp, Inc.			3,894	157,357

Netscout Systems, Inc.(NON)			123	4,672

Procera Networks, Inc.(NON)			212	2,338

Quantum Corp.(NON)			2,342	2,740

Silicon Graphics International Corp.(NON)			143	1,760

SolarWinds, Inc.(NON)			221	10,206

SS&C Technologies Holdings, Inc.(NON)			104	4,023

Synaptics, Inc.(NON)			119	7,740

VeriFone Systems, Inc.(NON)			163	4,719

Verint Systems, Inc.(NON)			104	4,868

Western Digital Corp.			2,284	198,685

				1,385,706
Construction and engineering (—%)

Mota-Engil Africa (Rights) (Portugal)(F)(NON)			905	468

				468
Conglomerates (1.7%)

AMETEK, Inc.			1,687	89,816

Danaher Corp.			2,778	212,489

Exor SpA (Italy)			294	11,959

General Electric Co.			3,036	77,327

Marubeni Corp. (Japan)			1,000	7,023

Siemens AG (Germany)			344	45,944

				444,558
Construction (0.6%)

Cemex Latam Holdings SA (Colombia)(NON)			1,155	9,202

Cemex SAB de CV ADR (Mexico)			611	7,992

China National Building Material Co., Ltd. (China)			6,000	5,706

China Singyes Solar Technologies Holdings, Ltd. (China)			7,000	8,532

Fortune Brands Home & Security, Inc.			1,183	55,293

Holcim, Ltd. (Switzerland)			100	8,118

Koninklijke Boskalis Westminster NV (Netherlands)			339	16,969

Mota-Engil SGPS SA (Portugal)			1,204	8,532

Total Bangun Persada Tbk PT (Indonesia)			109,900	7,262

Trex Co., Inc.(NON)			111	8,682

Wendel SA (France)			152	22,848

				159,136
Consumer (1.3%)

Blyth, Inc.			137	1,340

Kimberly-Clark Corp.			2,830	312,291

Swatch Group AG (The) (Switzerland)			27	18,020

				331,651
Consumer finance (1.0%)

DFC Global Corp.(NON)			327	2,691

Discover Financial Services			3,226	185,108

Encore Capital Group, Inc.(NON)			219	10,648

Housing Development Finance Corp., Ltd. (HDFC) (India)			1,562	20,663

MicroFinancial, Inc.			223	1,813

Nelnet, Inc. Class A			177	7,101

Ocwen Financial Corp.(NON)			106	3,969

Performant Financial Corp.(NON)			397	3,140

PHH Corp.(NON)			160	4,165

Portfolio Recovery Associates, Inc.(NON)			184	9,978

				249,276
Consumer goods (2.0%)

Colgate-Palmolive Co.			6,610	415,306

Kao Corp. (Japan)			300	10,340

L'Oreal SA (France)			169	28,634

Procter & Gamble Co. (The)			455	35,790

Reckitt Benckiser Group PLC (United Kingdom)			214	17,610

				507,680
Consumer services (0.5%)

Angie's List, Inc.(NON)			37	515

Blue Nile, Inc.(NON)			76	2,674

Geo Group, Inc. (The)(R)			70	2,256

Liberty Interactive Corp. Class A(NON)			2,774	81,001

Overstock.com, Inc.(NON)			224	4,406

RetailMeNot, Inc.(NON)			189	7,895

Shutterfly, Inc.(NON)			38	2,073

TrueBlue, Inc.(NON)			679	19,338

zulily, Inc. Class A(NON)			32	2,188

				122,346
Containers (0.1%)

Ball Corp.			633	35,169

				35,169
Distribution (0.1%)

Beacon Roofing Supply, Inc.(NON)			98	3,703

Core-Mark Holding Co., Inc.			83	6,491

MWI Veterinary Supply, Inc.(NON)			42	6,843

Spartan Stores, Inc.			151	3,411

United Natural Foods, Inc.(NON)			55	3,981

				24,429
Electric utilities (2.4%)

China Resources Power Holdings Co., Ltd. (China)			2,000	4,822

Chubu Electric Power Co., Inc. (Japan)			400	4,948

CMS Energy Corp.			1,764	50,151

Edison International			2,182	114,271

Enel SpA (Italy)			4,308	22,120

Entergy Corp.			1,192	76,073

GDF Suez (France)			915	23,479

PG&E Corp.			2,923	128,786

Power Grid Corp. of India, Ltd. (India)			2,974	4,535

PPL Corp.			4,287	138,427

Red Electrica Corporacion SA (Spain)			449	34,954

Tenaga Nasional Bhd (Malaysia)			3,900	14,293

				616,859
Electrical equipment (0.4%)

ABB, Ltd. (Switzerland)			1,081	27,643

Allegion PLC (Ireland)(NON)			779	42,339

Canadian Solar, Inc. (Canada)(NON)			152	6,360

II-VI, Inc.(NON)			419	6,867

OSRAM Licht AG (Germany)(NON)			312	21,212

WESCO International, Inc.(NON)			94	8,104

				112,525
Electronics (3.1%)

Agilent Technologies, Inc.			608	34,613

Broadcom Corp. Class A			6,366	189,197

Cavium, Inc.(NON)			52	2,191

Ceva, Inc.(NON)			224	4,050

Cirrus Logic, Inc.(NON)			143	2,753

EnerSys			195	13,853

Fairchild Semiconductor International, Inc.(NON)			185	2,605

FEI Co.			58	5,954

Freescale Semiconductor, Ltd.(NON)			230	5,233

GenMark Diagnostics, Inc.(NON)			667	8,311

Gentex Corp.			1,234	38,711

GT Advanced Technologies, Inc.(NON)			113	1,619

Hollysys Automation Technologies, Ltd. (China)(NON)			471	9,519

Inotera Memories, Inc. (Taiwan)(NON)			9,000	7,659

Integrated Silicon Solutions, Inc.(NON)			604	7,357

Keyence Corp. (Japan)			100	43,070

L-3 Communications Holdings, Inc.			623	71,894

Marvell Technology Group, Ltd.			6,136	93,819

Mellanox Technologies, Ltd. (Israel)(NON)			75	2,739

Mentor Graphics Corp.			555	12,010

Microsemi Corp.(NON)			122	2,813

Omnivision Technologies, Inc.(NON)			350	6,045

Omron Corp. (Japan)			800	33,751

Pegatron Corp. (Taiwan)			6,000	8,075

Radiant Opto-Electronics Corp. (Taiwan)			2,090	8,476

Rockwell Automation, Inc.			942	115,715

Samsung Electronics Co., Ltd. (South Korea)			45	56,992

Semtech Corp.(NON)			119	2,969

Silicon Image, Inc.(NON)			786	4,755

SK Hynix, Inc. (South Korea)(NON)			200	7,283

Sparton Corp.(NON)			172	5,573

				809,604
Energy (oil field) (2.0%)

Baker Hughes, Inc.			1,643	103,969

Dril-Quip, Inc.(NON)			230	24,739

Key Energy Services, Inc.(NON)			769	6,952

Oceaneering International, Inc.			482	34,502

Oil States International, Inc.(NON)			293	27,812

Schlumberger, Ltd.			3,181	295,832

SPT Energy Group, Inc. (China)			16,000	9,229

Superior Energy Services, Inc.			982	29,057

				532,092
Energy (other) (0.1%)

AMEC PLC (United Kingdom)			1,251	23,525

FutureFuel Corp.			535	9,282

				32,807
Engineering and construction (0.4%)

China Railway Group, Ltd. (China)			19,000	8,231

JGC Corp. (Japan)			1,000	37,100

Singapore Technologies Engineering, Ltd. (Singapore)			6,000	18,010

Vinci SA (France)			374	27,944

				91,285
Entertainment (0.2%)

Carmike Cinemas, Inc.(NON)			219	6,515

CJ CGV Co., Ltd. (South Korea)			209	10,101

Panasonic Corp. (Japan)			1,800	22,668

TiVo, Inc.(NON)			739	9,977

Town Sports International Holdings, Inc.			312	2,833

Vail Resorts, Inc.			56	3,938

VOXX International Corp.(NON)			539	7,007

				63,039
Environmental (0.1%)

Coway Co., Ltd. (South Korea)			156	9,993

Mine Safety Appliances Co.			72	3,704

				13,697
Financial (0.5%)

CoreLogic, Inc.(NON)			2,481	80,881

Credit Acceptance Corp.(NON)			52	7,183

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			3,900	22,592

WageWorks, Inc.(NON)			130	7,690

				118,346
Food (1.0%)

Boulder Brands, Inc.(NON)			96	1,444

Calbee, Inc. (Japan)			900	21,943

Carrefour SA (France)			627	23,125

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			2,000	129

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)			318	13,525

Distribuidora Internacional de Alimentacion SA (Spain)			1,907	16,372

Hain Celestial Group, Inc. (The)(NON)			27	2,411

Jeronimo Martins SGPS SA (Portugal)			305	5,185

Lindt & Spruengli AG (Switzerland)			7	34,495

Magnit OJSC (Russia)			44	10,761

MEIJI Holdings Co., Ltd. (Japan)			300	19,811

Nestle SA (Switzerland)			963	72,923

Suedzucker AG (Germany)			464	12,905

Unilever PLC (United Kingdom)			350	14,307

				249,336
Forest products and packaging (0.3%)

Amcor, Ltd. (Australia)			1,444	13,118

Domtar Corp. (Canada)			150	16,617

KapStone Paper and Packaging Corp.(NON)			106	3,370

Louisiana-Pacific Corp.(NON)			66	1,240

Packaging Corp. of America			410	29,885

UPM-Kymmene OYJ (Finland)			1,202	21,834

				86,064
Gaming and lottery (—%)

Bally Technologies, Inc.(NON)			42	2,846

Penn National Gaming, Inc.(NON)			585	7,517

				10,363
Health-care services (3.0%)

Aetna, Inc.			2,073	150,728

Amedisys, Inc.(NON)			172	2,917

AmSurg Corp.(NON)			123	5,395

athenahealth, Inc.(NON)			20	3,877

Cardinal Health, Inc.			1,880	134,476

Centene Corp.(NON)			38	2,420

Chemed Corp.			153	12,944

Community Health Systems, Inc.(NON)			199	8,260

Computer Programs & Systems, Inc.			33	2,258

Health Net, Inc.(NON)			565	19,238

HealthSouth Corp.			48	1,569

Kindred Healthcare, Inc.			255	5,523

Magellan Health Services, Inc.(NON)			44	2,690

McKesson Corp.			1,220	216,001

MedAssets, Inc.(NON)			358	8,696

Omega Healthcare Investors, Inc.(R)			106	3,388

Providence Service Corp. (The)(NON)			336	8,934

Sinopharm Group Co. (China)			2,400	6,648

Suzuken Co., Ltd. (Japan)			200	7,600

Threshold Pharmaceuticals, Inc.(NON)			471	2,355

Triple-S Management Corp. Class B (Puerto Rico)(NON)			94	1,575

WellCare Health Plans, Inc.(NON)			168	10,386

WellPoint, Inc.			1,657	150,108

				767,986
Homebuilding (—%)

Ryland Group, Inc. (The)			231	10,762

				10,762
Household furniture and appliances (—%)

La-Z-Boy, Inc.			132	3,371

Select Comfort Corp.(NON)			236	4,262

				7,633
Insurance (3.6%)

Ageas (Belgium)			603	27,671

AIA Group, Ltd. (Hong Kong)			5,200	25,470

Allianz SE (Germany)			206	36,879

Allied World Assurance Co. Holdings AG			449	44,774

American Equity Investment Life Holding Co.			365	7,979

American Financial Group, Inc.			776	44,356

Amtrust Financial Services, Inc.			193	7,295

Aon PLC			2,400	205,440

Assicurazioni Generali SpA (Italy)			1,353	30,422

AXA SA (France)			1,171	30,613

Axis Capital Holdings, Ltd.			1,115	49,027

Berkshire Hathaway, Inc. Class B(NON)			187	21,651

Cathay Financial Holding Co., Ltd. (Taiwan)			8,338	12,345

China Life Insurance Co., Ltd. Class H (China)			5,000	14,574

China Pacific Insurance (Group) Co., Ltd. (China)			3,200	10,945

CNO Financial Group, Inc.			388	7,085

Genworth Financial, Inc. Class A(NON)			1,174	18,244

Hanwha Life Insurance Co., Ltd. (South Korea)			1,630	10,455

Insurance Australia Group, Ltd. (Australia)			4,756	23,082

Legal & General Group PLC (United Kingdom)			5,608	22,576

Maiden Holdings, Ltd. (Bermuda)			319	3,582

Meritz Fire & Marine Insurance Co., Ltd. (South Korea)			440	6,210

Muenchener Rueckversicherungs AG (Germany)			74	16,205

Porto Seguro SA (Brazil)			348	4,821

ProAssurance Corp.			123	5,592

Protective Life Corp.			140	7,300

Prudential PLC (United Kingdom)			704	15,974

Stewart Information Services Corp.			280	10,354

Symetra Financial Corp.			319	6,284

Third Point Reinsurance, Ltd. (Bermuda)(NON)			366	5,490

Travelers Cos., Inc. (The)			2,306	193,335

				926,030
Investment banking/Brokerage (1.5%)

Deutsche Bank AG (Germany)			504	24,515

Goldman Sachs Group, Inc. (The)			1,886	313,925

Investor AB Class B (Sweden)			562	20,029

UBS AG (Switzerland)			1,177	25,253

				383,722
Leisure (—%)

Brunswick Corp.			179	8,017

				8,017
Lodging/Tourism (0.9%)

Century Casinos, Inc.(NON)			435	2,954

Grand Korea Leisure Co., Ltd. (South Korea)			270	11,144

Home Inns & Hotels Management, Inc. ADR (China)(NON)			232	8,693

Intrawest Resorts Holdings, Inc.(NON)			164	2,206

Marcus Corp.			363	5,122

MGM China Holdings, Ltd. (Hong Kong)			6,800	28,906

SJM Holdings, Ltd. (Hong Kong)			6,000	19,388

Wyndham Worldwide Corp.			807	58,814

Wynn Resorts, Ltd.			434	105,241

				242,468
Machinery (1.3%)

AGCO Corp.			708	37,156

Alfa Laval AB (Sweden)			1,179	31,996

Altra Industrial Motion Corp.			293	10,372

Chart Industries, Inc.(NON)			126	10,529

Cummins, Inc.			1,279	186,632

DXP Enterprises, Inc.(NON)			58	5,902

Franklin Electric Co., Inc.			201	8,762

Hyster-Yale Materials Holdings, Inc.			52	5,249

Kadant, Inc.			165	6,625

MRC Global, Inc.(NON)			677	17,412

NACCO Industries, Inc. Class A			26	1,524

THK Co., Ltd. (Japan)			700	16,089

				338,248
Manufacturing (1.1%)

AZZ, Inc.			145	6,434

Chase Corp.			151	4,553

Generac Holdings, Inc.			176	10,027

Greenbrier Cos., Inc. (The)(NON)			361	15,187

IDEX Corp.			606	45,492

IMI PLC (United Kingdom)			1,067	27,248

Ingersoll-Rand PLC			2,002	122,402

Leggett & Platt, Inc.			1,238	39,678

Polypore International, Inc.(NON)			44	1,523

Standex International Corp.			77	4,259

TriMas Corp.(NON)			379	12,738

				289,541
Media (0.8%)

Demand Media, Inc.(NON)			272	1,319

Naspers, Ltd. Class N (South Africa)			184	22,193

Viacom, Inc. Class B			2,153	188,883

				212,395
Medical technology (1.0%)

Abaxis, Inc.(NON)			46	1,746

Accuray, Inc.(NON)			431	4,043

Alere, Inc.(NON)			226	8,303

Align Technology, Inc.(NON)			71	3,715

AtriCure, Inc.(NON)			133	2,765

Coloplast A/S Class B (Denmark)			462	38,915

Conmed Corp.			256	11,935

Cyberonics, Inc.(NON)			40	2,739

DexCom, Inc.(NON)			81	3,653

Globus Medical, Inc. Class A(NON)			180	4,259

Greatbatch, Inc.(NON)			326	14,126

Haemonetics Corp.(NON)			84	3,064

Hanger, Inc.(NON)			215	7,622

Hill-Rom Holdings, Inc.			196	7,415

Insulet Corp.(NON)			129	6,116

Intuitive Surgical, Inc.(NON)			208	92,525

NxStage Medical, Inc.(NON)			194	2,691

OraSure Technologies, Inc.(NON)			621	4,310

STAAR Surgical Co.(NON)			519	7,349

Steris Corp.			89	4,107

Thoratec Corp.(NON)			76	2,823

Trinity Biotech PLC ADR (Ireland)			154	4,079

VCA Antech, Inc.(NON)			496	15,361

				253,661
Metals (0.9%)

Alrosa AO (Russia)(NON)			7,479	8,065

Antofagasta PLC (United Kingdom)			1,106	16,678

BHP Billiton PLC (United Kingdom)			681	21,992

BHP Billiton, Ltd. (Australia)			806	27,748

Glencore Xstrata PLC (United Kingdom)			3,329	18,352

Glencore Xstrata PLC (United Kingdom)(NON)			1,338	7,331

Hitachi Metals, Ltd. (Japan)			3,000	44,943

Horsehead Holding Corp.(NON)			544	9,667

L.B. Foster Co. Class A			96	4,463

NN, Inc.			385	7,427

Reliance Steel & Aluminum Co.			335	23,209

Rio Tinto PLC (United Kingdom)			367	21,095

Vale SA ADR (Brazil)			401	5,682

Vale SA ADR (Preference) (Brazil)			230	2,873

voestalpine AG (Austria)			589	26,548

				246,073
Natural gas utilities (0.3%)

Centrica PLC (United Kingdom)			4,134	22,083

China Resources Gas Group, Ltd. (China)			2,000	7,020

ENI SpA (Italy)			1,032	24,900

UGI Corp.			739	33,026

				87,029
Oil and gas (5.7%)

BG Group PLC (United Kingdom)			967	17,626

BP PLC (United Kingdom)			6,700	56,591

Cabot Oil & Gas Corp.			1,707	59,745

Callon Petroleum Co.(NON)			998	6,756

Chevron Corp.			383	44,171

CNOOC, Ltd. (China)			5,000	8,171

ConocoPhillips			3,608	239,932

Delek US Holdings, Inc.			343	9,522

EPL Oil & Gas, Inc.(NON)			254	7,645

Exxon Mobil Corp.			2,218	213,526

Ezion Holdings, Ltd. (Singapore)			6,000	10,668

Gazprom Neft OAO ADR (Russia)			262	5,214

Genel Energy PLC (United Kingdom)(NON)			291	5,346

Gulfport Energy Corp.(NON)			63	4,164

Kodiak Oil & Gas Corp.(NON)			424	5,007

Lukoil OAO ADR (Russia)			360	19,800

Occidental Petroleum Corp.			2,630	253,848

PBF Energy, Inc. Class A			473	11,920

Petroleo Brasileiro SA ADR (Preference) (Brazil)			513	5,982

Phillips 66			2,109	157,880

Repsol YPF SA (Spain)			612	15,379

Rosetta Resources, Inc.(NON)			60	2,662

Royal Dutch Shell PLC Class A (United Kingdom)			1,070	39,025

Royal Dutch Shell PLC Class B (United Kingdom)			972	37,876

Statoil ASA (Norway)			1,339	35,338

Stone Energy Corp.(NON)			169	6,074

Surgutneftegas OAO (Preference) (Russia)			13,396	9,996

Swift Energy Co.(NON)			223	2,230

Tesoro Corp.			607	30,963

Total SA (France)			715	46,415

Unit Corp.(NON)			78	4,789

Vaalco Energy, Inc.(NON)			529	3,523

Valero Energy Corp.			1,935	92,841

W&T Offshore, Inc.			170	2,562

Woodside Petroleum, Ltd. (Australia)			461	15,673

				1,488,860
Pharmaceuticals (6.9%)

AbbVie, Inc.			2,600	132,366

ACADIA Pharmaceuticals, Inc.(NON)			149	4,217

Actelion, Ltd. (Switzerland)			252	26,719

Alkermes PLC(NON)			125	6,084

Antares Pharma, Inc.(NON)			743	3,306

Array BioPharma, Inc.(NON)			424	2,044

Aspen Pharmacare Holdings, Ltd. (South Africa)			374	9,482

AstraZeneca PLC (United Kingdom)			595	40,691

Bayer AG (Germany)			361	51,274

Biospecifics Technologies Corp.(NON)			78	1,851

Conatus Pharmaceuticals, Inc.(NON)			61	684

Eli Lilly & Co.			1,682	100,264

Endo International PLC(NON)			156	12,452

GlaxoSmithKline PLC (United Kingdom)			1,634	45,736

Hisamitsu Pharmaceutical Co., Inc. (Japan)			300	14,073

Impax Laboratories, Inc.(NON)			256	6,597

Insys Therapeutics, Inc.(NON)			193	12,985

Jazz Pharmaceuticals PLC(NON)			380	57,739

Johnson & Johnson			4,294	395,563

Merck & Co., Inc.			4,968	283,126

Nektar Therapeutics(NON)			293	3,759

Novartis AG (Switzerland)			462	38,583

Novo Nordisk A/S Class B (Denmark)			637	30,363

Orion OYJ Class B (Finland)			556	18,311

Pfizer, Inc.			11,008	353,467

Prestige Brands Holdings, Inc.(NON)			211	6,011

Questcor Pharmaceuticals, Inc.			142	8,627

Receptos, Inc.(NON)			83	3,850

Roche Holding AG-Genusschein (Switzerland)			201	62,025

Salix Pharmaceuticals, Ltd.(NON)			175	18,886

Sanofi (France)			333	34,625

SIGA Technologies, Inc.(NON)			868	2,786

Sucampo Pharmaceuticals, Inc. Class A(NON)			288	2,592

				1,791,138
Photography/Imaging (0.1%)

Konica Minolta Holdings, Inc. (Japan)			2,000	20,408

				20,408
Publishing (0.3%)

Gannett Co., Inc.			1,633	48,582

Graham Holdings Co. Class B			48	34,498

				83,080
Railroads (0.1%)

Central Japan Railway Co. (Japan)			300	34,988

				34,988
Real estate (3.0%)

AG Mortgage Investment Trust, Inc.(R)			89	1,632

Agree Realty Corp.(R)			166	5,103

American Capital Agency Corp.(R)			1,645	36,667

Arlington Asset Investment Corp. Class A			107	2,838

ARMOUR Residential REIT, Inc.(R)			476	2,042

Ashford Hospitality Prime, Inc.(R)			113	1,893

Ashford Hospitality Trust, Inc.(R)			564	6,306

AvalonBay Communities, Inc.(R)			535	68,999

Bekasi Fajar Industrial Estate Tbk PT (Indonesia)			174,800	8,757

Cathay Real Estate Development Co., Ltd. (Taiwan)			8,000	4,656

CBL & Associates Properties, Inc.(R)			217	3,860

Chimera Investment Corp.(R)			4,436	14,151

CYS Investments, Inc.(R)			294	2,587

Dexus Property Group (Australia)(R)			17,431	16,663

Education Realty Trust, Inc.(R)			619	5,837

EPR Properties(R)			90	4,793

Federal Realty Investment Trust(R)			272	30,276

First Industrial Realty Trust(R)			186	3,579

Glimcher Realty Trust(R)			357	3,474

GPT Group (Australia)(R)			5,439	18,091

Hammerson PLC (United Kingdom)(R)			1,173	11,285

Hemaraj Land and Development PCL (Thailand)			64,200	6,022

HFF, Inc. Class A			537	17,130

Invesco Mortgage Capital, Inc.(R)			142	2,390

Investors Real Estate Trust(R)			427	3,749

iStar Financial, Inc.(NON)(R)			352	5,456

Kilroy Realty Corp.(R)			328	18,867

Lexington Realty Trust(R)			817	9,322

LTC Properties, Inc.(R)			201	7,574

MFA Financial, Inc.(R)			482	3,789

National Health Investors, Inc.(R)			126	7,774

One Liberty Properties, Inc.(R)			195	4,274

PS Business Parks, Inc.(R)			123	10,334

Public Storage(R)			586	99,034

Ramco-Gershenson Properties Trust(R)			238	3,975

Rayonier, Inc.(R)			530	24,958

Select Income REIT(R)			154	4,489

Simon Property Group, Inc.(R)			1,278	206,129

Sovran Self Storage, Inc.(R)			41	3,034

Starwood Property Trust, Inc.(R)			108	2,594

Starwood Waypoint Residential Trust(NON)(R)			21	569

Summit Hotel Properties, Inc.(R)			522	4,823

Tokyu Fudosan Holdings Corp. (Japan)(NON)			3,100	24,495

Universal Health Realty Income Trust(R)			45	1,916

Westfield Group (Australia)			1,302	11,991

Wheelock and Co., Ltd. (Hong Kong)			5,000	20,443

WP Carey, Inc.(R)			242	15,372

				773,992
Regional Bells (—%)

Frontier Communications Corp.			1,052	5,134

				5,134
Restaurants (0.1%)

Alsea SAB de CV (Mexico)			2,077	6,437

Papa John's International, Inc.			175	8,908

Popeyes Louisiana Kitchen, Inc.(NON)			133	5,328

Ruby Tuesday, Inc.(NON)			458	2,808

				23,481
Retail (6.4%)

Adidas AG (Germany)			145	16,892

Advance Auto Parts, Inc.			479	61,005

American Eagle Outfitters, Inc.			2,135	31,022

ANN, Inc.(NON)			220	7,843

Ascena Retail Group, Inc.(NON)			184	3,365

Big Lots, Inc.(NON)			189	5,585

Brown Shoe Co., Inc.			121	2,974

Buckle, Inc. (The)			70	3,176

Coach, Inc.			1,470	71,751

Compagnie Financiere Richemont SA (Switzerland)			178	17,729

Compagnie Financiere Richemont SA ADR (Switzerland)			497	4,897

CP ALL PCL (Thailand)			5,200	6,256

Crocs, Inc.(NON)			111	1,691

CST Brands, Inc.			801	26,057

CVS Caremark Corp.			6,777	495,670

Deckers Outdoor Corp.(NON)			42	3,123

Destination Maternity Corp.			311	8,783

Five Below, Inc.(NON)			38	1,465

Gap, Inc. (The)			1,608	70,350

Genesco, Inc.(NON)			83	6,163

Home Depot, Inc. (The)			3,617	296,703

KAR Auction Services, Inc.			488	15,206

Koninklijke Ahold NV (Netherlands)			1,016	18,953

Lowe's Cos., Inc.			4,626	231,439

Lumber Liquidators Holdings, Inc.(NON)			30	3,218

Macy's, Inc.			1,900	109,934

Matahari Department Store Tbk PT (Indonesia)(NON)			4,500	5,406

Next PLC (United Kingdom)			413	46,579

PetSmart, Inc.			682	45,735

Pier 1 Imports, Inc.			92	1,741

Puregold Price Club, Inc. (Philippines)			11,400	11,936

Sonic Automotive, Inc. Class A			268	6,368

Steven Madden, Ltd.(NON)			58	2,114

Tile Shop Holdings, Inc.(NON)			270	4,163

USANA Health Sciences, Inc.(NON)			36	2,634

Woolworths Holdings, Ltd. (South Africa)			1,619	9,604

Woolworths, Ltd. (Australia)			340	10,987

World Fuel Services Corp.			215	9,679

				1,678,196
Schools (0.2%)

Bright Horizons Family Solutions, Inc.(NON)			120	4,736

Estacio Participacoes SA (Brazil)			1,126	10,613

Grand Canyon Education, Inc.(NON)			57	2,702

ITT Educational Services, Inc.(NON)			738	22,900

				40,951
Semiconductor (0.4%)

Advanced Energy Industries, Inc.(NON)			142	3,896

Advanced Semiconductor Engineering, Inc. (Taiwan)			13,000	12,850

ASML Holding NV (Netherlands)			257	22,366

Entegris, Inc.(NON)			490	5,905

Magnachip Semiconductor Corp. (South Korea)(NON)			119	1,754

Photronics, Inc.(NON)			487	4,237

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			7,000	25,080

Tokyo Electron, Ltd. (Japan)			400	23,062

Ultra Clean Holdings, Inc.(NON)			431	5,672

				104,822
Shipping (0.3%)

Aegean Marine Petroleum Network, Inc. (Greece)			734	7,435

Diana Shipping, Inc. (Greece)(NON)			337	4,388

Quality Distribution, Inc.(NON)			999	12,807

StealthGas, Inc. (Greece)(NON)			1,253	13,169

Swift Transportation Co.(NON)			689	16,784

Yamato Transport Co., Ltd. (Japan)			700	14,532

				69,115
Software (5.5%)

Activision Blizzard, Inc.			5,337	103,271

Brightcove, Inc.(NON)			303	2,939

CA, Inc.			3,404	114,034

Cadence Design Systems, Inc.(NON)			6,746	103,416

F5 Networks, Inc.(NON)			1,098	123,349

IntraLinks Holdings, Inc.(NON)			516	5,991

Manhattan Associates, Inc.(NON)			340	12,883

Microsoft Corp.			9,485	363,370

NTT Data Corp. (Japan)			300	12,462

Oracle Corp.			9,973	390,044

Proofpoint, Inc.(NON)			80	3,316

PTC, Inc.(NON)			152	5,975

QLIK Technologies, Inc.(NON)			52	1,586

Rovi Corp.(NON)			251	6,235

Safeguard Scientifics, Inc.(NON)			275	5,393

SAP AG (Germany)			138	11,147

SciQuest, Inc.(NON)			84	2,480

Symantec Corp.			5,642	121,190

Tencent Holdings, Ltd. (China)			300	24,001

Ultimate Software Group, Inc.(NON)			58	9,628

Vocus, Inc.(NON)			289	3,858

Zynga, Inc. Class A(NON)			580	2,935

				1,429,503
Staffing (0.3%)

Barrett Business Services, Inc.			83	5,810

Kforce, Inc.			341	7,471

Korn/Ferry International(NON)			181	4,596

ManpowerGroup, Inc.			556	43,457

On Assignment, Inc.(NON)			251	8,634

				69,968
Technology (0.2%)

CACI International, Inc. Class A(NON)			27	2,128

SoftBank Corp. (Japan)			500	37,909

Tech Data Corp.(NON)			145	8,352

				48,389
Technology services (1.3%)

Acxiom Corp.(NON)			348	12,956

AOL, Inc.(NON)			1,990	87,122

Baidu, Inc. ADR (China)(NON)			53	9,059

Cap Gemini (France)			350	27,407

CSG Systems International, Inc.			76	2,128

Google, Inc. Class A(NON)			86	104,546

Infosys, Ltd. (India)			112	6,921

Naver Corp. (South Korea)			13	9,949

NIC, Inc.			133	2,586

Nomura Research Institute, Ltd. (Japan)			500	16,405

Pandora Media, Inc.(NON)			96	3,592

Perficient, Inc.(NON)			250	5,103

SINA Corp. (China)(NON)			132	9,020

Tyler Technologies, Inc.(NON)			84	7,878

Unisys Corp.(NON)			194	6,639

United Internet AG (Germany)			385	17,917

XO Group, Inc.(NON)			329	3,928

Yandex NV Class A (Russia)(NON)			243	9,113

				342,269
Telecommunications (1.1%)

Arris Group, Inc.(NON)			97	2,784

Aruba Networks, Inc.(NON)			105	2,154

BroadSoft, Inc.(NON)			33	990

BT Group PLC (United Kingdom)			4,771	32,740

CalAmp Corp.(NON)			307	9,836

EchoStar Corp. Class A(NON)			411	20,476

Inteliquent, Inc.			257	3,588

Iridium Communications, Inc.(NON)			431	2,810

Kcell JSC ADR (Kazakhstan)			373	5,520

Loral Space & Communications, Inc.(NON)			68	5,373

MTN Group, Ltd. (South Africa)			757	13,842

NTT DoCoMo, Inc. (Japan)			1,100	18,427

Orange (France)			1,299	16,261

RingCentral, Inc. Class A(NON)			44	953

Ruckus Wireless, Inc.(NON)			265	3,710

ShoreTel, Inc.(NON)			287	2,523

T-Mobile US, Inc.(NON)			1,712	52,216

Tele2 AB Class B (Sweden)			784	9,727

Telefonica SA (Spain)			1,255	19,246

Telenor ASA (Norway)			791	17,475

Telstra Corp., Ltd. (Australia)			4,913	22,161

Ubiquiti Networks, Inc.(NON)			166	8,202

USA Mobility, Inc.			215	3,107

Vodafone Group PLC (United Kingdom)			3,740	15,593

				289,714
Telephone (1.3%)

Deutsche Telekom AG (Germany)			1,456	24,709

IDT Corp. Class B			175	3,141

Verizon Communications, Inc.			6,578	312,981

				340,831
Textiles (0.2%)

G&K Services, Inc. Class A			104	6,514

Hanesbrands, Inc.			676	49,537

Perry Ellis International, Inc.(NON)			283	3,948

				59,999
Tire and rubber (0.2%)

Continental AG (Germany)			213	51,848

Cooper Tire & Rubber Co.			130	3,241

				55,089
Tobacco (0.2%)

British American Tobacco (BAT) PLC (United Kingdom)			410	22,313

Japan Tobacco, Inc. (Japan)			700	22,282

				44,595
Toys (0.1%)

Namco Bandai Holdings, Inc. (Japan)			800	17,957

				17,957
Transportation services (0.1%)

ComfortDelgro Corp., Ltd. (Singapore)			9,000	13,726

Matson, Inc.			75	1,809

Universal Truckload Services, Inc.			186	4,836

XPO Logistics, Inc.(NON)			209	6,571

				26,942
Trucks and parts (0.4%)

Aisin Seiki Co., Ltd. (Japan)			700	24,358

Douglas Dynamics, Inc.			255	4,126

Hyundai Mobis Co., Ltd. (South Korea)			52	15,326

Miller Industries, Inc.			196	3,538

Standard Motor Products, Inc.			287	10,088

Tenneco, Inc.(NON)			77	4,638

WABCO Holdings, Inc.(NON)			425	43,541

				105,615
Waste Management (—%)

China Everbright International, Ltd. (China)			5,000	7,372

US Ecology, Inc.			76	2,731

				10,103
Water Utilities (0.1%)

United Utilities Group PLC (United Kingdom)			1,733	22,621

				22,621

Total common stocks (cost $18,454,945)				$24,510,294

INVESTMENT COMPANIES (2.8%)(a)
			Shares	Value

iShares MSCI EAFE ETF			1,124	$75,814

iShares MSCI Emerging Markets ETF			762	30,084

iShares MSCI Taiwan ETF (Taiwan)			753	10,587

Market Vectors Vietnam ETF (Vietnam)			346	7,564

SPDR S&P 500 ETF Trust			2,815	524,435

SPDR S&P Midcap 400 ETF Trust			285	71,361

Total investment companies (cost $612,518)				$719,845

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Ecobank Transnational, Inc. 144A (Nigeria)	9/20/16	$0.0000	62,919	$5,630

Fawaz Abdulaziz Alhhokair & Co. 144A (Saudi Arabia)	3/24/14	0.00000	73	3,187

Guaranty Trust Bank PLC 144A (Nigeria)	9/20/16	0.00000	13,845	2,132

Kuwait Foods (Americana) 144A (Kuwait)	2/24/16	0.00000	304	2,697

National Bank of Kuwait SAK 144A (Kuwait)	12/10/15	0.00000	972	3,380

Samba Financial Group 144A (Saudi Arabia)	8/3/16	0.00000	385	5,749

Saudi Basic Industries Corp. 144A (Saudi Arabia)	3/24/14	0.00000	106	3,236

Saudi Industrial Investment Group 144A (Saudi Arabia)	10/28/15	0.00000	312	2,804

Zenith Bank PLC 144A (Nigeria)	9/20/16	0.00000	17,690	2,199

Total warrants (cost $29,724)				$31,014

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

iShares MSCI Emerging Markets Index (Put)	May-14/$38.00		$1,744	$1,866

MSCI Qatar Net TR USD (Call)	May-14/1479.36		52	3,986

Total purchased options outstanding (cost $3,546)				$5,852

SHORT-TERM INVESTMENTS (3.1%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)			675,931	$675,931

U.S. Treasury Bills with an effective yield of 0.12%, November 13, 2014(SEG)			$100,000	99,931

U.S. Treasury Bills with an effective yield of 0.10%, August 21, 2014(SEG)			11,000	10,996

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014(SEG)			19,000	18,998

Total short-term investments (cost $805,835)				$805,856

TOTAL INVESTMENTS

Total investments (cost $19,906,568)(b)				$26,072,861

FORWARD CURRENCY CONTRACTS at 2/28/14 (aggregate face value $9,430,160) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	4/16/14	$356,263	$369,093	$12,830
	Chilean Peso	Buy	4/16/14	428	463	(35)
	Euro	Buy	3/19/14	443,624	435,739	7,885
	Singapore Dollar	Sell	5/21/14	12,149	12,076	(73)
	Swiss Franc	Sell	3/19/14	28,087	27,280	(807)
Barclays Bank PLC
	Australian Dollar	Buy	4/16/14	24,647	24,695	(48)
	Australian Dollar	Sell	4/16/14	25,181	24,551	(630)
	British Pound	Buy	3/19/14	47,050	45,612	1,438
	British Pound	Sell	6/18/14	52,205	52,244	39
	Canadian Dollar	Buy	4/16/14	28,779	29,853	(1,074)
	Euro	Buy	3/19/14	33,817	33,006	811
	Hong Kong Dollar	Sell	5/21/14	33,741	33,722	(19)
	Japanese Yen	Sell	5/21/14	48,943	49,067	124
	Mexican Peso	Buy	4/16/14	17,197	17,324	(127)
	Norwegian Krone	Buy	3/19/14	25,594	25,051	543
	Norwegian Krone	Sell	3/19/14	25,594	25,014	(580)
	Polish Zloty	Buy	3/19/14	12,529	12,174	355
	Polish Zloty	Sell	3/19/14	12,529	12,229	(300)
	Singapore Dollar	Sell	5/21/14	62,007	61,638	(369)
	South African Rand	Sell	4/16/14	15,361	15,244	(117)
	Swedish Krona	Buy	6/18/14	26,438	26,466	(28)
	Swiss Franc	Sell	3/19/14	68,001	66,630	(1,371)
	Turkish Lira	Buy	3/19/14	29,626	30,601	(975)
	Turkish Lira	Sell	3/19/14	29,626	29,243	(383)
Citibank, N.A.
	Australian Dollar	Sell	4/16/14	67,623	67,586	(37)
	Brazilian Real	Buy	4/2/14	15,369	14,845	524
	Brazilian Real	Sell	4/2/14	15,369	14,960	(409)
	British Pound	Buy	3/19/14	26,622	26,123	499
	British Pound	Sell	3/19/14	26,622	25,996	(626)
	Chilean Peso	Sell	4/16/14	13,854	13,758	(96)
	Danish Krone	Sell	3/19/14	40,808	40,099	(709)
	Euro	Buy	3/19/14	25,121	24,903	218
	Norwegian Krone	Sell	6/18/14	23,515	23,555	40
	Swiss Franc	Sell	3/19/14	50,035	48,683	(1,352)
Credit Suisse International
	Australian Dollar	Sell	4/16/14	92,358	91,732	(626)
	British Pound	Sell	3/19/14	60,278	57,808	(2,470)
	British Pound	Sell	6/18/14	26,102	26,122	20
	Canadian Dollar	Buy	4/16/14	49,168	49,664	(496)
	Canadian Dollar	Sell	4/16/14	49,168	49,602	434
	Euro	Buy	3/19/14	127,676	126,574	1,102
	Euro	Sell	3/19/14	127,676	126,826	(850)
	Indian Rupee	Buy	5/21/14	13,591	13,007	584
	Japanese Yen	Buy	5/21/14	579,749	579,336	413
	Mexican Peso	Buy	4/16/14	181	429	(248)
	New Zealand Dollar	Buy	4/16/14	25,155	24,636	519
	New Zealand Dollar	Sell	4/16/14	25,155	24,706	(449)
	Norwegian Krone	Buy	3/19/14	4,379	4,538	(159)
	Singapore Dollar	Sell	5/21/14	10,256	10,195	(61)
	South African Rand	Buy	4/16/14	15,305	15,134	171
	South African Rand	Sell	4/16/14	15,305	14,573	(732)
	South Korean Won	Sell	5/21/14	708	727	19
	Swedish Krona	Buy	3/19/14	25,822	25,536	286
	Swedish Krona	Sell	3/19/14	25,822	25,079	(743)
	Swiss Franc	Sell	3/19/14	40,824	39,726	(1,098)
Deutsche Bank AG
	Australian Dollar	Buy	4/16/14	24,558	24,827	(269)
	Australian Dollar	Sell	4/16/14	24,558	24,551	(7)
	Canadian Dollar	Buy	4/16/14	24,719	24,288	431
	Euro	Sell	3/19/14	141,617	139,473	(2,144)
	Japanese Yen	Sell	5/21/14	49,710	49,671	(39)
	Norwegian Krone	Buy	3/19/14	966	948	18
	Norwegian Krone	Sell	3/19/14	966	944	(22)
	Norwegian Krone	Sell	6/18/14	23,515	23,558	43
	Polish Zloty	Buy	3/19/14	19,623	18,983	640
	Polish Zloty	Sell	3/19/14	19,623	19,235	(388)
	Swedish Krona	Buy	6/18/14	26,438	26,463	(25)
	Swiss Franc	Sell	3/19/14	46,282	45,042	(1,240)
	Turkish Lira	Buy	3/19/14	14,993	15,184	(191)
	Turkish Lira	Sell	3/19/14	14,993	14,865	(128)
Goldman Sachs International
	Australian Dollar	Buy	4/16/14	25,803	26,000	(197)
	British Pound	Buy	3/19/14	26,790	26,156	634
	British Pound	Sell	3/19/14	26,790	26,098	(692)
	Euro	Sell	3/19/14	139,961	137,560	(2,401)
	Japanese Yen	Buy	5/21/14	77,703	77,850	(147)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/14	14,503	14,562	(59)
	Australian Dollar	Sell	4/16/14	14,503	14,493	(10)
	British Pound	Sell	3/19/14	355,132	346,468	(8,664)
	Canadian Dollar	Buy	4/16/14	24,358	24,797	(439)
	Canadian Dollar	Sell	4/16/14	24,358	24,107	(251)
	Euro	Buy	3/19/14	26,640	26,533	107
	Euro	Sell	3/19/14	26,640	26,424	(216)
	Japanese Yen	Sell	5/21/14	169,883	169,784	(99)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/16/14	25,892	26,651	(759)
	British Pound	Buy	3/19/14	119,549	116,651	2,898
	British Pound	Sell	6/18/14	26,102	26,122	20
	Canadian Dollar	Buy	4/16/14	153,277	158,458	(5,181)
	Euro	Sell	3/19/14	1,283,939	1,260,808	(23,131)
	Hungarian Forint	Sell	3/19/14	15,187	14,923	(264)
	Indian Rupee	Buy	5/21/14	15,221	15,246	(25)
	Japanese Yen	Sell	5/21/14	600,141	599,677	(464)
	Mexican Peso	Buy	4/16/14	18,610	18,742	(132)
	New Taiwan Dollar	Sell	5/21/14	15,444	15,391	(53)
	New Zealand Dollar	Buy	4/16/14	25,072	24,341	731
	New Zealand Dollar	Sell	4/16/14	25,072	24,624	(448)
	Norwegian Krone	Sell	6/18/14	23,499	23,539	40
	Singapore Dollar	Buy	5/21/14	24,851	24,704	147
	Swedish Krona	Sell	3/19/14	46,622	45,745	(877)
	Swiss Franc	Sell	3/19/14	39,459	38,712	(747)
Royal Bank of Scotland PLC (The)
	British Pound	Sell	3/19/14	24,111	23,522	(589)
	Canadian Dollar	Buy	4/16/14	49,258	49,682	(424)
	Canadian Dollar	Sell	4/16/14	49,258	49,471	213
	Euro	Buy	3/19/14	26,916	26,631	285
	Japanese Yen	Sell	5/21/14	53,422	53,384	(38)
	Mexican Peso	Buy	4/16/14	24,180	24,378	(198)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/16/14	25,448	25,736	(288)
	Australian Dollar	Sell	4/16/14	25,448	25,548	100
	Brazilian Real	Buy	4/2/14	15,369	14,788	581
	Brazilian Real	Sell	4/2/14	15,369	14,964	(405)
	British Pound	Sell	3/19/14	15,237	14,499	(738)
	British Pound	Sell	6/18/14	26,102	26,123	21
	Canadian Dollar	Buy	4/16/14	82,277	85,584	(3,307)
	Euro	Buy	3/19/14	42,375	41,173	1,202
	Japanese Yen	Sell	5/21/14	174,653	174,447	(206)
	Mexican Peso	Buy	4/16/14	4,998	5,070	(72)
	New Taiwan Dollar	Sell	5/21/14	15,444	15,385	(59)
	Norwegian Krone	Buy	3/19/14	12,506	12,119	387
	Norwegian Krone	Sell	3/19/14	12,506	12,011	(495)
	Norwegian Krone	Sell	6/18/14	23,515	23,555	40
	Polish Zloty	Buy	3/19/14	24,992	24,264	728
	Polish Zloty	Sell	3/19/14	24,992	24,402	(590)
	Singapore Dollar	Sell	5/21/14	19,091	18,981	(110)
	Swedish Krona	Buy	6/18/14	26,438	26,466	(28)
	Swiss Franc	Sell	3/19/14	14,442	14,025	(417)
UBS AG
	Australian Dollar	Buy	4/16/14	24,647	24,922	(275)
	Australian Dollar	Sell	4/16/14	24,647	24,145	(502)
	British Pound	Buy	3/19/14	26,120	27,208	(1,088)
	British Pound	Sell	6/18/14	52,205	52,243	38
	Canadian Dollar	Sell	4/16/14	326,311	338,159	11,848
	Euro	Buy	3/19/14	45,688	44,214	1,474
	Japanese Yen	Sell	5/21/14	178,654	178,491	(163)
	Mexican Peso	Buy	4/16/14	12,515	12,570	(55)
	Mexican Peso	Sell	4/16/14	12,515	12,364	(151)
	Norwegian Krone	Buy	3/19/14	24,328	23,863	465
	Norwegian Krone	Sell	3/19/14	24,328	23,493	(835)
	Norwegian Krone	Sell	6/18/14	23,515	23,556	41
	South African Rand	Buy	4/16/14	15,314	15,143	171
	South African Rand	Sell	4/16/14	15,314	14,675	(639)
	Swedish Krona	Buy	3/19/14	25,260	24,997	263
	Swedish Krona	Sell	3/19/14	25,260	24,776	(484)
	Swiss Franc	Sell	3/19/14	241,870	234,840	(7,030)
WestPac Banking Corp.
	Australian Dollar	Buy	4/16/14	25,892	25,965	(73)
	Canadian Dollar	Buy	4/16/14	142,451	147,982	(5,531)
	Euro	Buy	3/19/14	401,250	393,845	7,405
	Japanese Yen	Sell	5/21/14	67,886	67,830	(56)

Total						$(32,827)

FUTURES CONTRACTS OUTSTANDING at 2/28/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	11	$476,756	Mar-14	$(27,980)
FTSE 100 Index (Short)	4	$453,837	Mar-14	(2,150)
MSCI EAFE Index Mini (Long)	5	482,325	Mar-14	28,940
Russell 2000 Index Mini (Long)	2	236,380	Mar-14	(1,372)
S&P 500 Index E-Mini (Long)	3	278,640	Mar-14	12,741
SPI 200 Index (Long)	4	481,512	Mar-14	21,556

Total				$31,735

WRITTEN OPTIONS OUTSTANDING at 2/28/14 (premiums $1,416) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets Index (Put)	May-14/$35.00	$1,744	$803
MSCI Qatar Net TR USD (Call)	May-14/1,586.95	52	1,137

Total			$1,940

Key to holding's currency abbreviations
KWD	Kuwaiti Dinar
SAR	Saudi Arabian Riyal
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,048,785.
(b)	The aggregate identified cost on a tax basis is $19,986,717, resulting in gross unrealized appreciation and depreciation of $6,379,326 and $293,182, respectively, or net unrealized appreciation of $6,086,144.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$ 929,346	$ 6,025,669	$ 6,279,084	$ 334	$ 675,931
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $45,335 to cover certain derivatives contracts and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.80%
	United Kingdom	3.5
	Japan	3.2
	France	1.7
	Switzerland	1.5
	Germany	1.5
	Australia	1.1
	South Korea	0.7
	China	0.7
	Spain	0.6
	Other	5.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge market risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $54,647 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,436,700	$141,378	$—
Capital goods	1,384,975	154,844	—
Communication services	913,107	40,588	—
Conglomerates	437,535	7,023	—
Consumer cyclicals	3,080,292	315,925	—
Consumer staples	1,651,422	89,788	129
Energy	2,010,018	48,978	—
Financials	3,812,434	537,633	—
Health care	2,976,296	28,321	—
Industrials	—	—	468
Technology	3,783,636	370,257	—
Transportation	483,849	78,189	—
Utilities and power	690,891	35,618	—
Total common stocks	22,661,155	1,848,542	597
Investment companies	$719,845	$—	$—
Purchased options outstanding	—	5,852	—
Warrants	—	31,014	—
Short-term investments	675,931	129,925	—

Totals by level	$24,056,931	$2,015,333	$597

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(32,827)	$—
Futures contracts	31,735	—	—
Written options outstanding	—	(1,940)	—

Totals by level	$31,735	$(34,767)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$59,825	$92,652
Equity contracts	100,103	33,442

Total	$159,928	$126,094

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,000
Written equity option contracts (contract amount)		$1,000
Futures contracts (number of contracts)		30
Forward currency contracts (contract amount)		$21,400,000
Warrants (number of warrants)		29,000

The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	20,715	3,310	1,281	3,548	1,132	634	107	3,836	498	3,059	14,300	7,405	59,825
	Purchased options#	—	—	—	—	—	3,986	—	—	—	—	1,866	—	5,852

	Total Assets	$20,715	$3,310	$1,281	$3,548	$1,132	$4,620	$107	$3,836	$498	$3,059	$16,166	$7,405	$65,677

	Liabilities:
	Forward currency contracts#	915	6,021	3,229	7,932	4,453	3,437	9,738	32,081	1,249	6,715	11,222	5,660	92,652
	Written options#	—	—	—	—	—	1,137	—	—	—	—	803	—	1,940

	Total Liabilities	$915	$6,021	$3,229	$7,932	$4,453	$4,574	$9,738	$32,081	$1,249	$6,715	$12,025	$5,660	$94,592

	Total Financial and Derivative Net Assets	$19,800	$(2,711)	$(1,948)	$(4,384)	$(3,321)	$46	$(9,631)	$(28,245)	$(751)	$(3,656)	$4,141	$1,745	$(28,915)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$19,800	$(2,711)	$(1,948)	$(4,384)	$(3,321)	$46	$(9,631)	$(28,245)	$(751)	$(3,656)	$4,141	$1,745	$(28,915)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014